[redacted]

NYSE Group

07078920

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
OCT 0 9 2007
1086

October 9, 2007

1-33728

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Noah Education Holdings Ltd., American Depositary Shares (Each representing one ordinary share, par value $0.00005 per share) and Ordinary Shares, par value $0.00005 per share (application for the Ordinary Shares, par value $0.00005 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 9, 2007. Tentative listing date – October 17, 2007.

Sincerely,

PROCESSED
OCT 1 1 2007
THOMSON
FINANCIAL

END